Securities (Tables)	12 Months Ended
Dec. 31, 2012
Available for Sale Securities

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2012
U.S. Treasury securities and obligations of U.S. government agencies	$53,919	$375	$(8)	$54,286
Obligations of states and political subdivisions	72,884	6,946	(24)	79,806
Mortgage-back securities in government sponsored entities	67,814	1,854	(233)	69,435

Total debt securities	194,617	9,175	(265)	203,527
Equity securities in financial institutions	481	—	(47)	434

Total	$195,098	$9,175	$(312)	$203,961

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2011
U.S. Treasury securities and obligations of U.S. government agencies	$49,305	$399	$—	$49,704
Obligations of states and political subdivisions	61,508	5,240	(12)	66,736
Mortgage-back securities in government sponsored entities	85,063	2,582	(128)	87,517

Total debt securities	195,876	8,221	(140)	203,957
Equity securities in financial institutions	481	195	—	676

Total	$196,357	$8,416	$(140)	$204,633

Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of securities at year end 2012 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$7,444	$7,516
Due from one to five years	16,468	16,574
Due from five to ten years	21,059	22,525
Due after ten years	81,832	87,476
Mortgage-backed securities in government sponsored entities	67,814	69,436
Equity securities in financial institutions	481	434

Total	$195,098	$203,961

Proceeds from Sales of Securities, Gross Realized Gains and Losses

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows.

	2012	2011
Sale proceeds	$12,982	$310
Gross realized gains	99	—
Gross realized losses	(59)	—
Gains from securities called or settled by the issuer	—	5
Losses from securities called or settled by the issuer	—	(13)

Securities with Unrealized Losses Not Recognized in Income

Debt securities with unrealized losses at year end 2012 and 2011 not recognized in income are as follows.

	12 Months or less		More than 12 months		Total
2012	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
U.S. Treasury securities and obligations of U.S. government agencies	$6,184	$(8)	$—	$—	$6,184	$(8)
Obligations of states and political subdivisions	$1,440	$(22)	$465	$(2)	$1,905	$(24)
Mortgage-backed securities in gov’t sponsored entities	7,907	(215)	2,122	(18)	10,029	(233)
Equity securities in financial institutions	434	(47)	—	—	434	(47)

Total temporarily impaired	$15,965	$(292)	$2,587	$(20)	$18,552	$(312)

	12 Months or less		More than 12 months		Total
2011	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Obligations of states and political subdivisions	$1,309	$(10)	$160	$(2)	$1,469	$(12)
Mortgage-backed securities in gov’t sponsored entities	20,915	(128)	—	—	20,915	(128)

Total temporarily impaired	$22,224	$(138)	$160	$(2)	$22,384	$(140)